Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment
Property and Equipment Type	Years of Depreciation
Tool and Molds	2-3 years
Vehicle	5 years
Office equipment	3 years

Schedule of Anti-Dilutive Securities of Earning Per Share

For the six months ended June 30, 2022 and 2021, the calculations of basic and diluted loss per share are the same because potential dilutive securities would have had an anti-dilutive effect. The potentially dilutive securities consisted of the following:

	June 30, 2022	June 30, 2021
Warrants	5,870,610	2,264,375
Options	4,540,000	4,325,000
Restricted stock units	200,000	-
Senior convertible notes	1,627,522	-
Series A Preferred	1	1
Total	12,238,133	6,789,376

For the years ended December 31, 2021 and 2020, the calculations of basic and diluted loss per share are the same because potential dilutive securities would have had an anti-dilutive effect. The potentially dilutive securities consisted of the following:

	December 31, 2021	December 31, 2020
Warrants	6,578,360	1,278,375
Options	4,415,000	-
Senior convertible notes	769,240	-
Series A Preferred	1	1
Total	11,762,601	1,278,376